Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0002030617
Entity Registrant Name	Picard Medical, Inc.
Amendment Flag	false
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3212894
Entity Address, Address Line One	1992 E Silverlake
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85713
City Area Code	520
Local Phone Number	545-1234
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false